Note 7 - Vessels and Advances, Net (Tables)	12 Months Ended
Dec. 31, 2024
Note 7 - Vessels and Advances, Net
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	$4,796,102	$(1,129,241)	$3,666,861
Depreciation	-	(165,460)	(165,460)
Vessel acquisitions, advances and other vessels’ costs	88,506	-	88,506
Vessel sales, transfers and other movements	(196,884)	53,774	(143,110)
Balance, December 31, 2023	$4,687,724	$(1,240,927)	$3,446,797
Depreciation	-	(162,750)	(162,750)
Vessel acquisitions, advances and other vessels’ costs	181,239	-	181,239
Vessel sales, transfers and other movements	(91,679)	13,405	(78,274)
Balance, December 31, 2024	$4,777,284	$(1,390,272)	$3,387,012